Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 11,385	$ 11,068	$ 11,089	$ 11,926	$ 11,359	$ 11,039	$ 10,494	$ 10,406	$ 10,366	$ 9,863	$ 9,600
Class B
Account Value [Line Items]
Account Value	11,275	10,962	10,982	11,883	11,398	11,146	10,662	10,639	10,653	10,211	10,000
Class C
Account Value [Line Items]
Account Value	11,139	10,829	10,850	11,769	11,294	11,060	10,597	10,590	10,632	10,195	10,000
Class R6
Account Value [Line Items]
Account Value	12,184	11,812	11,787	12,653	12,019	11,638	11,038	10,924	10,846	10,308	10,000
Class Y
Account Value [Line Items]
Account Value	12,154	11,786	11,779	12,634	12,004	11,639	11,041	10,924	10,846	10,308	10,000
Class A-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class B-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class C-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class R6-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class Y-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318	$ 10,000